Annual Operating Expenses {- Fidelity Advisor Multi-Asset Income Fund} - 12.31 Fidelity Advisor Multi-Asset Income Fund Retail PRO-05 - Fidelity Advisor Multi-Asset Income Fund - Fidelity Multi-Asset Income Fund
	Mar. 01, 2022
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Acquired fund fees and expenses	0.04%
Total annual operating expenses	0.78%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.